Warrants Liability - Schedule of Unlisted and Listed Warrants (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability		$ 95,067,012	$ 40,919,123	$ 37,864,064
Unlisted warrants (7.00 exp. 7/2/2029) [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[1]	10,501,959	8,165,820
Unlisted warrants ($7.00 exp. 6/10/2031) [Member] | Unlisted Warrants One [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[2]	57,216,086
Unlisted warrants ($5.00 exp. 27/02/2027) [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[3]		27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[4]		2,023,500
Listed warrants ($11.50 exp. 27/2/2029) [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[5]	$ 27,348,967	$ 3,529,803

[1]	PIPE Warrants issued on 7 February 2025
[2]	PIPE Warrants issued on 6 October 2025
[3]	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
[4]	Additional warrants issued to Empery Asset Management LP
[5]	Listed warrants